Income tax benefit - Summary of Income tax benefit (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	$ (10,568)	$ (6,344)	$ (10,869)
Tax at the statutory tax rate of 27.5%	(2,906)	(1,745)	(2,989)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Impact of foreign tax rate differential	0	0	0
Research and Development claim	394	605	1,282
Capitalised expenses			234
Employee option plan	68	45	131
Gain/loss on revaluation of contingent consideration	17	(402)	210
Other non-deductible expenses			5
Tax effect amounts which are not deductible/(taxable) in calculating taxable income	(2,428)	(1,496)	(1,127)
Prior year tax losses not recognised now recouped			(1)
Tax losses and timing differences not recognised	2,130	1,191	930
Income tax benefit	(298)	(305)	(199)
Australia [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	57,050	50,331	49,131
Potential tax benefit	15,689	13,841	13,513
US [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	2,366	2,525	2,173
Potential tax benefit	$ 497	$ 530	$ 456